Other comprehensive income (loss)	12 Months Ended
Mar. 31, 2018
Accumulated other comprehensive income (loss)
Other comprehensive income (loss)

16. Other comprehensive income (loss):

The following tables present changes in Accumulated other comprehensive income (loss) for the years ended March 31, 2017 and 2018.

	Millions of yen
	For the year ended March 31, 2017
	Balance at beginning of year	Cumulative effect of change in accounting principle	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥53,418	¥—	¥(4,005)	¥(1,646)	¥(5,651)	¥47,767
Pension liability adjustment	(33,325)	—	(9,147)	1,452	(7,695)	(41,020)
Net unrealized gain on non-trading securities	24,887	—	(3,948)	(595)	(4,543)	20,344
Own credit adjustments	—	19,294	(12,147)	(586)	6,561	6,561

Total	¥44,980	¥19,294	¥(29,247)	¥(1,375)	¥(11,328)	¥33,652

	Millions of yen
	For the year ended March 31, 2018
	Balance at beginning of year	Cumulative effect of change in accounting principle	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥47,767	¥—	¥(32,776)	¥(30,586)	¥(63,362)	¥(15,595)
Pension liability adjustment	(41,020)	—	(8,194)	1,377	(6,817)	(47,837)
Net unrealized gain on non-trading securities	20,344	—	6,792	(27,136)	(20,344)	—
Own credit adjustments	6,561	—	(2,287)	(198)	(2,485)	4,076

Total	¥33,652	¥—	¥(36,465)	¥(56,543)	¥(93,008)	¥(59,356)

(1)	Change in cumulative translation adjustments, net of tax in other comprehensive income (loss) for the year ended March 31, 2018 includes reclassification adjustment of ¥45,424 million for profit in connection with the liquidation of an investment in a non-Japanese subsidiary. The adjustment is recognized in Revenue-Other and the amount of income tax loss allocated to this reclassification adjustment is ¥14,536 million.

The following tables present significant reclassifications out of Accumulated other comprehensive income (loss) for the years ended March 31, 2017 and 2018.

	Millions of yen
	For the year ended March 31
	2017	2018	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Cumulative translation adjustments:
	¥1,646	¥45,122	Revenue—Other
	—	(14,536)	Income tax expense

	1,646	30,586	Net income

	—	—	Net income attributable to noncontrolling interests

	¥1,646	¥30,586	Net income attributable to NHI shareholders

	Millions of yen
	For the year ended March 31
	2017	2018	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Pension liability adjustment:
	¥(2,118)	¥(2,001)	Non-interest expenses—Compensation and benefits
	666	624	Income tax expense

	(1,452)	(1,377)	Net income

	—	—	Net income attributable to noncontrolling interests

	¥(1,452)	¥(1,377)	Net income attributable to NHI shareholders

	Millions of yen
	For the year ended March 31
	2017	2018	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Net unrealized gain on non-trading securities:
	¥2,086	¥35,894	Revenue—Other
	(1,306)	(8,615)	Income tax expense

	780	27,279	Net income

	(185)	(143)	Net income attributable to noncontrolling interests

	¥595	¥27,136	Net income attributable to NHI shareholders

See Note 5 “Non-trading Securities” for further information.